Covered Loans in Non-Performing Status and Accruing Loans Past-Due 90 Days or More by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 236,045		$ 412,204
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	59		199,025
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	83,636	[1]	25,975	[1]
Accruing loans past-due 90 days or more	7,684	[1]	11,016	[1]
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,241		14,172
Accruing loans past-due 90 days or more	125		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	63,858		10,635
Accruing loans past-due 90 days or more	1,392		60
Covered Under Loss Sharing Agreements With F D I C [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,598		1,168
Accruing loans past-due 90 days or more	5,677		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	423		0
Accruing loans past-due 90 days or more	113		8,648
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	516		0
Accruing loans past-due 90 days or more	$ 377		$ 2,308

[1]	Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.